Provisions, Components of Provisions (Details) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Provisions [Abstract]
Employee benefits	$ 6,092	$ 5,963
Mine closure and rehabilitation	29,474	25,309
Provisions [Abstract]
Total provisions	35,566	31,272
Current	6,092	5,963
Non-current	$ 29,474	$ 25,309